Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [line items]
Share of results	€ 149	€ 92	€ 141
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	23.00%	23.00%
Impairment loss	€ 165
Accumulated impairment losses	395	€ 395
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Share of results	149	92
Impairments	5	192
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Share of results	€ 107	€ 81